Net Loss per Share - Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock (Details) - shares		1 Months Ended	3 Months Ended
		Mar. 31, 2024	Mar. 31, 2025
Warrants [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[1]	13,800,000	13,800,000
Series A Preferred Stock [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[2]	1,500,000	1,500,000
Convertible promissory notes [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[3]		1,851,852

[1]	Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.
[2]	Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.
[3]	Represents number of shares that would be issued to settle the convertible promissory note as of the end of the period